STATEMENT OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses paid by Parent	$ 659	$ 82,675		$ 119,944
Loss from operations	(659)	(82,675)		(119,944)
Net Loss	$ (659)	$ (138,024,675)	$ (37,269)	$ (138,061,944)
Weighted-Average Shares Outstanding, Basic (in shares)	100	100		100
Weighted-Average Shares Outstanding, Diluted (in shares)	100	100		100
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)